UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	237 Park Ave	9th Floor
          	New York, NY 10017

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bradley Cymbol
Title: Chief Financial Officer
Phone: 646-563-7620

Signature, Place, and Date of Signing:
Bradley Cymbol  New York, NY  May 11, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:26
Form 13F Information Table Value Total:  $ 268,057


						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED
BANCORP INC	COM	05969A105	 20,559 	2047674	SH		SOLE		2047674
BANNER CORPORATION	COM	06652V109	 28,301 	1284640	SH		SOLE		1284640
CITIGROUP INC	COM	172967424	 2,064 	56480	SH		SOLE		56480
CITIZENS REPUBLIC BANCORP INC	COM	174420109	 26,500 	1697622	SH		SOLE		1697622
COBIZ FINANCIAL INC	COM	190897108	 12,570 	1777931	SH		SOLE		1777931
COMPUCREDIT CORP	COM	20478T107	 6,976 	1200631	SH		SOLE		1200631
FIRST ACCEPTANCE CORP	COM	318457108	 69 	50000	SH		SOLE		50000
FIRST MERCHANTS CORP	COM	320817109	 3,914 	317150	SH		SOLE		317150
MERCANTILE BANK CORP	COM	587376104	 8,757 	615387	SH		SOLE		615387
MERITAGE HOMES CORP	COM	59001A10	 4,330 	160000	SH		SOLE		160000
NEWSTAR FINANCIAL INC	COM	65251F105	 30,738 	2764187	SH		SOLE		2764187
OCWEN FINANCIAL CORP	COM	675746309	 179 	11458	SH		SOLE		11458
PRIMUS GUARANTY LTD	COM	G72457107	 31,758 	5249282	SH		SOLE		5249282
SEACOAST BANKING CORP INC	COM	811707306	 4,779 	2715574	SH		SOLE		2715574
STERLING FINANCIAL CORP	COM	859319105	 7,778 	372528	SH		SOLE		372528
SUFFOLK BANKCORP ORD	COM	864739107	 1,182 	91000	SH		SOLE		91000
SUN BANCORP INC	COM	86663B102	 4,158 	1177942	SH		SOLE		1177942
SYNOVUS FINANCIAL CORP	COM	87161C105	 21,729 	10599744	SH		SOLE		10599744
TAYLOR CAPITAL GROUP INC	COM	876851106	 33,543 	2337479	SH		SOLE		2337479
TREE COM INC	COM	894675107	 3,462 	453701	SH		SOLE		453701
UNITED COMMUNITY BANKS GA	COM	90984P303	 1,472 	151016	SH		SOLE		151016
ZIONS BANCORPORATION	COM	989701107	 1,009 	47000	SH		SOLE		47000
BANK OF AMERICA CORP A WARRANTS	*W EXP 01/16/201	060505146	 7,813 	1680200	SH		SOLE		1680200
BANK OF AMERICA CORP B WARRANTS	*W EXP 10/28/201	060505153	 747 	711000	SH		SOLE		711000
WELLS FARGO & CO WARRANTS	*W EXP 10/28/201	949746119	 453 	45000	SH		SOLE		45000
ZIONS BANCORPORATION WARRANTS	*W EXP 05/22/202	989701115	 3,217 	650000	SH		SOLE		650000
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